Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

As at December 31 (millions of dollars)	2020	2019
Accrued liabilities	566	612
Accounts payable	238	189
Accrued interest	118	104
Regulatory liabilities (Note 13)	66	45
Environmental liabilities (Note 21)	33	30
Lease obligations (Note 23)	12	9
Derivative liabilities (Note 18)	11	—
	1,044	989